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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 27, 2012 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) STRATEGIES (SERIES 900)

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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

Throughout the Prospectus, all references to the participant's maximum issue age are changed from age 80 to age 75.

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                            Life Insurance Company
  (AXA Equitable). EQUI-VEST(R) Strategies is issued by and is a service mark of AXA Equitable.
   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.
             Copyright 2012 AXA Equitable Life Insurance Company,
                             All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

888-130 (7/12)

                   EV 900                                         150018 (7/12)
                   NB                                                    382638